UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
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Address:   10250 Constellation Boulevard
           --------------------------------------------------
           Suite 2950
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           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      C. Martin Meekins
           --------------------------------------------------
Title:     General Counsel and Chief Compliance Officer
           --------------------------------------------------
Phone:     310-843-3071
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ C. Martin Meekins      Los Angeles, California          11/14/2011
-----------------------------  ---------------------------  -------------------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        62
                                               -------------

Form 13F Information Table Value Total:        $  1,715,333
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.        NONE



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- --------- -----  -------
ACTUANT CORP                 SDCV 2.672% 11/1 00508XAB0    5,265  4,807,000 SH       SOLE                4,807,000
ADVANCED MICRO DEVICES INC   NOTE 5.750% 8/1  007903AN7    6,384  6,320,000 SH       SOLE                6,320,000
BALLY TECHNOLOGIES INC       COM              05874B107   60,867  2,255,992 SH       SOLE                2,255,992
BANK OF AMERICA CORPORATION  COM              060505104   45,900  7,500,000 SH  CALL SOLE                7,500,000
BOSTON PRIVATE FINL HLDGS IN *W EXP 11/21/201 101119113      485    307,780 SH       SOLE                  307,780
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109   32,011  2,035,000 SH       SOLE                2,035,000
CHARLES RIV LABS INTL INC    COM              159864107   68,420  2,390,636 SH       SOLE                2,390,636
CHINA MED TECHNOLOGIES INC   NOTE 6.250% 12/1 169483AE4      532  1,000,000 SH       SOLE                1,000,000
CHINA MED TECHNOLOGIES INC   SPOSORED ADR     169483104    5,275  1,055,000 SH       SOLE                1,055,000
COMPUTER SCIENCES CORP       COM              205363104   13,425    500,000 SH  CALL SOLE                  500,000
COMTECH TELECOMMUNICATIONS C NOTE 3.000% 5/0  205826AF7    7,284  6,970,000 SH       SOLE                6,970,000
CORELOGIC INC                COM              21871D103    2,582    241,977 SH       SOLE                  241,977
CROWN CASTLE INTL CORP       COM              228227104   99,642  2,450,000 SH       SOLE                2,450,000
CUBIST PHARMACEUTICALS INC   NOTE 2.250% 6/1  229678AC1    2,511  2,000,000 SH       SOLE                2,000,000
DIODES INC                   NOTE 2.250% 10/0 254543AA9    2,000  2,000,000 SH       SOLE                2,000,000
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302   40,008  1,138,200 SH       SOLE                1,138,200
DOLLAR FINL CORP             NOTE 2.875% 6/3  256664AB9    7,689  7,130,000 SH       SOLE                7,130,000
E TRADE FINANCIAL CORP       COM NEW          269246401   76,038  8,346,700 SH       SOLE                8,346,700
EQUINIX INC                  NOTE 2.500% 4/1  29444UAF3    2,545  2,500,000 SH       SOLE                2,500,000
EXPRESS SCRIPTS INC          COM              302182100   37,811  1,020,000 SH       SOLE                1,020,000
FIRST AMERN FINL CORP        COM              31847R102    3,097    241,977 SH       SOLE                  241,977
GENERAL CABLE CORP DEL NEW   NOTE 0.875% 11/1 369300AD0    6,902  7,500,000 SH       SOLE                7,500,000
GLOBAL EAGLE ACQUISITION COR *W EXP 05/13/201 37951D110      745  1,191,250 SH       SOLE                1,191,250
GLOBAL EAGLE ACQUISITION COR COM              37951D102   11,442  1,200,000 SH       SOLE                1,200,000
GOODRICH CORP                COM              382388106   27,153    225,000 SH       SOLE                  225,000
GREATBATCH INC               SDCV 2.250% 6/1  39153LAB2   16,481 16,903,000 SH       SOLE               16,903,000
HOLOGIC INC                  FRNT 2.000% 12/1 436440AA9   18,328 19,500,000 SH       SOLE               19,500,000
HSN INC                      COM              404303109    3,397    102,550 SH       SOLE                  102,550
ISHARES SILVER TRUST         ISHARES          46428Q109    9,396    325,000 SH       SOLE                  325,000
JINKOSOLAR HLDG CO LTD       SPOSORED ADR     47759T100      170     35,000 SH  CALL SOLE                   35,000
JINKOSOLAR HLDG CO LTD       NOTE 4.000% 5/1  47759TAA8      941  3,000,000 SH       SOLE                3,000,000
LIBERTY MEDIA CORP           DEB 4.000%11/1   530715AG6    1,119  2,000,000 SH       SOLE                2,000,000
LIBERTY MEDIA CORP           DEB 3.750% 2/1   530715AL5   11,079 20,613,000 SH       SOLE               20,613,000
LIBERTY MEDIA CORP           DEB 3.500% 1/1   530715AN1   24,670 45,500,000 SH       SOLE               45,500,000
LIBERTY MEDIA CORP NEW       INT COM SER A    53071M104  107,748  7,300,000 SH       SOLE                7,300,000
LIFE TECHNOLOGIES CORP       COM              53217V109  115,290  3,000,000 SH       SOLE                3,000,000
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   57,618  1,044,000 SH       SOLE                1,044,000
MEDCO HEALTH SOLUTIONS INC   COM              58405U102   14,067    300,000 SH       SOLE                  300,000
MEDICIS PHARMACEUTICAL CORP  NOTE 2.500% 6/0  58470KAA2   14,936 11,578,000 SH       SOLE               11,578,000
MONSANTO CO NEW              COM              61166W101   84,056  1,400,000 SH  CALL SOLE                1,400,000
NEWMONT MINING CORP          NOTE 3.000% 2/1  651639AK2    2,769  2,000,000 SH       SOLE                2,000,000
NUVASIVE INC                 NOTE 2.250% 3/1  670704AB1   11,562 11,900,000 SH       SOLE               11,900,000
OCWEN FINL CORP              COM NEW          675746309   72,829  5,513,205 SH       SOLE                5,513,205
ON SEMICONDUCTOR CORP        NOTE 4/1         682189AE5    7,623  7,532,000 SH       SOLE                7,532,000
ON SEMICONDUCTOR CORP        NOTE 1.875% 12/1 682189AD7   22,055 18,800,000 SH       SOLE               18,800,000
POPULAR INC                  COM              733174106   55,509 37,006,160 SH       SOLE               37,006,160
QUICKSILVER RESOURCES INC    DBCV 1.875% 11/0 74837RAB0   10,061 10,088,000 SH       SOLE               10,088,000
RF MICRODEVICES INC          NOTE 0.750% 4/1  749941AG5    9,031  8,800,000 SH       SOLE                8,800,000
RF MICRODEVICES INC          NOTE 1.000% 4/1  749941AJ9   21,709 20,324,000 SH       SOLE               20,324,000
SEARS HLDGS CORP             COM              812350106   51,188    889,908 SH       SOLE                  889,908
SESI LLC                     FRNT 1.500% 12/1 78412FAH7   14,929 15,000,000 SH       SOLE               15,000,000
SPDR GOLD TRUST              GOLD SHS         78463V107   88,561    560,300 SH       SOLE                  560,300
SUNPOWER CORP                DBCV 4.500% 3/1  867652AE9    6,447  7,767,000 SH       SOLE                7,767,000
SUNPOWER CORP                COM CL B         867652307    1,041    141,700 SH       SOLE                  141,700
TELEFLEX INC                 NOTE 3.875% 8/0  879369AA4    2,716  2,500,000 SH       SOLE                2,500,000
TFS FINL CORP                COM              87240R107   48,780  6,000,000 SH       SOLE                6,000,000
TYCO INTERNATIONAL LTD       SHS              H89128104  136,513  3,350,000 SH       SOLE                3,350,000
UNITED AUTO GROUP INC        NOTE 3.500% 4/0  909440AH2    5,866  6,500,000 SH       SOLE                6,500,000
VERIFONE SYS INC             NOTE 1.375% 6/1  92342YAB5    6,242  6,000,000 SH       SOLE                6,000,000
VERIFONE SYS INC             COM              92342Y109   24,514    700,000 SH       SOLE                  700,000


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- --------- -----  -------
VISTEON CORP                 COM NEW          92839U206   66,091  1,537,000 SH       SOLE                1,537,000
WORLD ACCEP CORPORATION      NOTE 3.000% 10/0 981417AB4    3,988  4,000,000 SH       SOLE                4,000,000

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